Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk (Tables)	12 Months Ended
Nov. 30, 2019
Fair Value Disclosures [Abstract]
Financial Instruments that are Not Measured at Fair Value on a Recurring Basis
Financial Instruments that are not Measured at Fair Value on a Recurring Basis

	November 30, 2019				November 30, 2018
	Carrying Value	Fair Value			Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Assets
Long-term other assets (a)	$181	$—	$31	$149	$127	$—	$30	$95
Total	$181	$—	$31	$149	$127	$—	$30	$95
Liabilities
Fixed rate debt (b)	$7,438	$—	$7,782	$—	$5,699	$—	$5,799	$—
Floating rate debt (b)	4,195	—	4,248	—	4,695	—	4,727	—
Total	$11,634	$—	$12,030	$—	$10,394	$—	$10,526	$—

(a)
Long-term other assets are comprised of notes receivables, which include loans on ship sales. The fair values of our Level 2 notes receivables were based on estimated future cash flows discounted at appropriate market interest rates. The fair values of our Level 3 notes receivable were estimated using risk-adjusted discount rates.

(b)
The debt amounts above do not include the impact of interest rate swaps or debt issuance costs. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in markets that are not sufficiently active to be Level 1 and, accordingly, are considered Level 2. The fair values of our other debt were estimated based on current market interest rates being applied to this debt.

Financial Instruments that are Measured at Fair Value on a Recurring Basis
Financial Instruments that are Measured at Fair Value on a Recurring Basis

	November 30, 2019			November 30, 2018
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$518	$—	$—	$982	$—	$—
Restricted cash	13	—	—	14	—	—
Derivative financial instruments	—	58	—	—	—	—
Total	$530	$58	$—	$996	$—	$—
Liabilities
Derivative financial instruments	$—	$25	$—	$—	$29	$—
Total	$—	$25	$—	$—	$29	$—

Reconciliation of Changes in Carrying Amounts of Goodwill

	Goodwill
(in millions)	NAA Segment	EA Segment	Total
At November 30, 2017	$1,898	$1,069	$2,967
Foreign currency translation adjustment	—	(42)	(42)
At November 30, 2018	1,898	1,027	2,925
Foreign currency translation adjustment	—	(13)	(13)
At November 30, 2019	$1,898	$1,014	$2,912

Reconciliation of Changes in Carrying Amounts of Trademarks

	Trademarks
(in millions)	NAA Segment	EA Segment	Total
At November 30, 2017	$928	$251	$1,179
Foreign currency translation adjustment	—	(10)	(10)
At November 30, 2018	927	242	1,169
Foreign currency translation adjustment	—	(2)	(2)
At November 30, 2019	$927	$240	$1,167

Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets

		November 30,
(in millions)	Balance Sheet Location	2019	2018
Derivative assets
Derivatives designated as hedging instruments
Cross currency swaps (a)	Prepaid expenses and other	$32	$—
	Other assets	25
Total derivative assets		$58	$—
Derivative liabilities
Derivatives designated as hedging instruments
Cross currency swaps (a)	Accrued liabilities and other	$1	$5
	Other long-term liabilities	9	—
Foreign currency zero cost collars (b)	Accrued liabilities and other	1	—
Interest rate swaps (c)	Accrued liabilities and other	6	8
	Other long-term liabilities	9	11
		25	23
Derivatives not designated as hedging instruments
Fuel	Accrued liabilities and other	—	6
Total derivative liabilities		$25	$29

(a)
At November 30, 2019 and 2018, we had cross currency swaps totaling $1.9 billion and $156 million, respectively, that are designated as hedges of our net investments in foreign operations with a euro-denominated functional currency. At November 30, 2019, these cross currency swaps settle through 2031.

(b)
At November 30, 2019, we had foreign currency derivatives consisting of foreign currency zero cost collars that are designated as foreign currency cash flow hedges for a portion of our euro-denominated shipbuilding payments. See “Newbuild Currency Risks” below for additional information regarding these derivatives.

(c)
We have interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. These interest rate swap agreements effectively changed $300 million at November 30, 2019 and $385 million at November 30, 2018 of EURIBOR-based floating rate euro debt to fixed rate euro debt. At November 30, 2019, these interest rate swaps settle through 2025.

Offsetting Derivative Instruments
Our derivative contracts include rights of offset with our counterparties. We have elected to net certain of our derivative assets and liabilities within counterparties.

	November 30, 2019
(in millions)	Gross Amounts	Gross Amounts Offset in the Balance Sheet	Total Net Amounts Presented in the Balance Sheet	Gross Amounts not Offset in the Balance Sheet	Net Amounts
Assets	$58	$—	$58	$(4)	$54
Liabilities	$25	$—	$25	$(4)	$21

	November 30, 2018
(in millions)	Gross Amounts	Gross Amounts Offset in the Balance Sheet	Total Net Amounts Presented in the Balance Sheet	Gross Amounts not Offset in the Balance Sheet	Net Amounts
Assets	$—	$—	$—	$—	$—
Liabilities	$29	$—	$29	$—	$29

Schedule of Derivative Instruments Effect on Other Comprehensive Income (Loss)
The effect of our derivatives qualifying and designated as hedging instruments recognized in other comprehensive income (loss) and in income was as follows:

	November 30,
(in millions)	2019	2018	2017
Gains (losses) recognized in AOCI:
Cross currency swaps – net investment hedges	$43	$18	$(31)
Foreign currency zero cost collars – cash flow hedges	$(1)	$(12)	$45
Interest rate swaps – cash flow hedges	$3	$6	$8
Gains (losses) reclassified from AOCI – cash flow hedges:
Interest rate swaps – Interest expense, net of capitalized interest	$(7)	$(10)	$(11)
Foreign currency zero cost collars - Depreciation and amortization	$1	$1	$1
Gains (losses) recognized on derivative instruments (amount excluded from effectiveness testing – net investment hedges)
Cross currency swaps – Interest expense, net of capitalized interest	$23	$—	$—

(Losses) Gains on Fuel Derivatives, Net

	November 30,
(in millions)	2018	2017
Unrealized gains on fuel derivatives, net	$94	$227
Realized losses on fuel derivatives, net	(35)	(192)
Gains (losses) on fuel derivatives, net	$59	$35

Outstanding Fuel Derivatives	At November 30, 2019, for the following newbuilds, we had foreign currency zero cost collars for a portion of our euro-denominated shipyard payments. These collars are designated as cash flow hedges.

	Entered Into	Matures in	Weighted-Average Floor Rate	Weighted- Average Ceiling Rate
Enchanted Princess	2019	June 2020	$1.04	$1.28
Mardi Gras	2019	August 2020	$1.04	$1.28